SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2013
SHORT-TERM AND LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2012 Weighted average interest rate	2012 Balance	2013 Weighted average interest rate	2013 Balance
Unsecured convertible notes due 2015, zero coupon, net of unamortized discount of ¥3,300 thousand at March 31, 2012	1.0%	¥106,700		¥—
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.0%	247,143	2.1%	272,500
Unsecured, various rates and various maturities through 2016	1.6%	182,857	2.1%	350,000
Capital lease obligations	4.1%	1,840	2.0%	13,025
		538,540		635,525
Less: current portion		138,520		188,241
		¥400,020		¥447,284

Schedule of aggregate annual maturities of long-term debt
Years ending March 31	Thousands of Yen
2014	¥188,241
2015	177,894
2016	177,951
2017	90,510
2018	929
¥635,525